Property, plant and equipment - Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment
Contracted for	$ 118	$ 101	$ 116
Not contracted for	76	14	20
Total	$ 194	$ 115	$ 136